Other Income (Expense), Net (Tables)	12 Months Ended
Jan. 31, 2012
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)
Other income (expense), net, for the fiscal years ended January 31, 2012, 2011 and 2010 is comprised of the following:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(In thousands)
Realized gains on investments, net	$24,414	$23,810	$10,775
Impairment of auction rate securities	—	(407)	(6,914)
Foreign currency transaction losses, net	1,382	857	(1,898)
Realized and unrealized losses on derivatives, net	(896)	(2,761)	(1,118)
Realized and unrealized losses on interest rate swap, net	—	(3,102)	(13,591)
Impairment of UBS put	—	(6,696)	(6,889)
Proceeds from settlement of CTI claims	4,750	—	—
Impairment of investment	—	(2,110)	(242)
Dividend income	94	158	1,635
Other, net	(513)	(113)	(5,200)
	$29,231	$9,636	$(23,442)